Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 87	$ 106
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		142
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	8
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		21
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	30
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		37
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	43
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		75
Others[Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 6
Share-based compensation expense including expense related to revaluation of withholding taxes on share-based awards		$ 9